Document And Entity Information	Jan. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2022
Entity Registrant Name	DAY ONE BIOPHARMACEUTICALS, INC.
Entity Central Index Key	0001845337
Entity Emerging Growth Company	true
Entity File Number	001-40431
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2415215
Entity Address, Address Line One	395 Oyster Point Blvd., Suite 217
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	484-0899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DAWN
Security Exchange Name	NASDAQ